Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory taxes	(0.2100)	(0.2100)
State income taxes, net of federal tax benefit	(0.0435)	(0.0435)
Nondeductible items
Change in tax rate estimates
Change in valuation allowance	25.35%	25.35%
Total